REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.9%
	ASSET MANAGEMENT — 4.9%
750,000	Ares Capital Corporation		4.2500	03/01/25	$ 747,373
625,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	603,359
500,000	Blackstone Private Credit Fund		2.7000	01/15/25	497,158
100,000	UBS Group A.G.(a)		4.1250	09/24/25	99,565
500,000	UBS Group A.G.(a),(b)	H15T1Y + 1.550%	4.4880	05/12/26	498,085
361,000	UBS Group A.G.(a),(b)	SOFRRATE + 3.340%	6.3730	07/15/26	363,832
					2,809,372
	AUTOMOTIVE — 6.0%
500,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	497,975
500,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	495,905
500,000	Ford Motor Credit Company, LLC		6.9500	03/06/26	510,028
706,000	General Motors Financial Company, Inc.		4.0000	01/15/25	704,379
500,000	General Motors Financial Company, Inc.		2.9000	02/26/25	496,403
741,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	704,801
					3,409,491
	BANKING — 18.3%
110,000	Bank of America Corporation(b)	TSFR3M + 1.072%	3.3660	01/23/26	109,500
500,000	Barclays plc(b)	SOFRRATE + 2.714%	2.8520	05/07/26	494,023
500,000	BNP Paribas S.A.(a)		4.3750	09/28/25	495,587
1,500,000	BPCE S.A.(a)		4.5000	03/15/25	1,494,537
500,000	Citigroup, Inc.		3.8750	03/26/25	497,681
500,000	Citigroup, Inc.(b)	SOFRRATE + 1.528%	3.2900	03/17/26	496,567
1,168,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,163,452
500,000	Deutsche Bank A.G.		4.5000	04/01/25	498,352
100,000	Deutsche Bank A.G.(b)	SOFRRATE + 3.190%	6.1190	07/14/26	100,584
500,000	ING Groep N.V.(b)	SOFRRATE + 1.640%	3.8690	03/28/26	497,245
750,000	JPMorgan Chase & Company(b)	TSFR3M + 1.585%	2.0050	03/13/26	741,522
500,000	KeyBank NA		3.4000	05/20/26	486,418
200,000	Lloyds Banking Group plc		4.5000	11/04/24	199,988
500,000	Lloyds Banking Group plc		4.5820	12/10/25	496,641
250,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	248,357

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.9% (Continued)
	BANKING — 18.3% (Continued)
950,000	Societe Generale S.A.(a)		4.2500	04/14/25	$ 943,769
500,000	Synchrony Bank		5.4000	08/22/25	500,310
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 1.320%	3.9080	04/25/26	994,159
					10,458,692
	BIOTECH & PHARMA — 1.6%
500,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	477,043
500,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	486,909
					963,952
	ELECTRIC UTILITIES — 1.7%
350,000	Electricite de France S.A.(a)		3.6250	10/13/25	345,829
500,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	496,348
130,000	Puget Energy, Inc.		3.6500	05/15/25	128,903
					971,080
	LEISURE FACILITIES & SERVICES — 1.3%
500,000	Las Vegas Sands Corporation		2.9000	06/25/25	492,600
250,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	251,259
					743,859
	MEDICAL EQUIPMENT & DEVICES — 1.1%
600,000	Becton Dickinson & Company		3.7340	12/15/24	598,883

	OIL & GAS PRODUCERS — 0.9%
500,000	Energy Transfer, L.P.		2.9000	05/15/25	494,380

	REAL ESTATE INVESTMENT TRUSTS — 4.3%
123,000	American Tower Corporation		2.9500	01/15/25	122,389
500,000	American Tower Corporation		4.0000	06/01/25	497,552
1,250,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.2500	06/01/25	1,248,387
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		3.5000	02/15/25	497,128
76,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	75,658
					2,441,114
	RETAIL - CONSUMER STAPLES — 1.1%
630,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	629,155

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 48.9% (Continued)
	SPECIALTY FINANCE — 4.9%
500,000	Air Lease Corporation(c)			2.3000	02/01/25	$ 496,435
550,000	Ally Financial, Inc.			5.7500	11/20/25	552,796
500,000	Aviation Capital Group, LLC(a)			1.9500	01/30/26	480,426
1,000,000	Capital One Financial Corporation(b)		SOFRRATE + 1.290%	2.6360	03/03/26	990,918
255,000	Discover Financial Services			3.9500	11/06/24	254,959
						2,775,534
	TELECOMMUNICATIONS — 1.1%
115,000	Crown Castle Towers, LLC(a)			3.6630	05/15/25	114,118
500,000	T-Mobile USA, Inc.			3.5000	04/15/25	496,760
						610,878
	TRANSPORTATION & LOGISTICS — 1.7%
500,000	Air Canada(a)			3.8750	08/15/26	484,090
500,000	Penske Truck Leasing Company Lp / PTL Finance(a)			3.9500	03/10/25	497,895
						981,985
	TOTAL CORPORATE BONDS (Cost $27,816,301)					27,888,375

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.5%
	U.S. TREASURY BILLS — 34.5%
20,000,000	United States Treasury Bill(d)			4.4700	03/27/25	19,645,950

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,656,962)					19,645,950

Contracts(e)
	INDEX OPTIONS PURCHASED - 1.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.6%
5	S&P 500 INDEX SPX US 01/17/25 C5900	IB	01/17/2025	$ 5,900	$ 2,950,000	$ 48,125
25	S&P 500 INDEX SPX US 12/20/24 C5800	IB	12/20/2024	5,800	14,500,000	273,875
	TOTAL CALL OPTIONS PURCHASED (Cost - $311,350)					322,000

	PUT OPTIONS PURCHASED - 0.4%
20	S&P 500 INDEX SPX US 01/17/25 P5500	IB	01/17/2025	$ 5,500	$ 11,000,000	$ 198,100

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Contracts(e)
	INDEX OPTIONS PURCHASED - 1.0% (Continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.4% (Continued)
10	S&P 500 INDEX SPX US 12/20/24 P5400	IB	12/20/2024	$ 5,400	$ 5,400,000	$ 61,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $295,000)					260,000

	TOTAL INDEX OPTIONS PURCHASED (Cost - $606,350)					582,000

	TOTAL INVESTMENTS - 84.4% (Cost $48,079,613)					$ 48,116,325
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.6%					8,896,532
	NET ASSETS - 100.0%					$ 57,012,857

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Appreciation
140	CME E-Mini Standard & Poor's 500 Index Future			12/23/2024	$ 40,169,500	$ 352,625
	TOTAL FUTURES CONTRACTS

IB	- Interactive Broker
LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $9,006,378 or 15.8% of net assets.
(b)	Variable rate security; the rate shown represents the rate on October 31, 2024.
(c)	Affiliated Company – Regents Park Hedged Market Strategy ETF holds in excess of 5% of outstanding voting securities of this security.
(d)	Zero coupon bond.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.